Contingent Liabilities And Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent Liabilities And Commitments
40. Contingent Liabilities and Commitments
40.1 Details of acceptances and guarantees as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Confirmed acceptances and guarantees
Confirmed acceptances and guarantees in Korean won:
Acceptances and guarantees for KB purchasing loan	￦	136,914	￦	167,538
Others		817,470		918,670

		954,384		1,086,208

Confirmed acceptances and guarantees in foreign currencies:
Acceptances of letter of credit		523,037		502,217
Letter of guarantees		83,089		78,414
Bid bond		18,874		19,998
Performance bond		855,247		976,008
Refund guarantees		874,173		1,705,796
Others		2,505,353		3,485,842

		4,859,773		6,768,275

Financial guarantee contracts:
Acceptances and guarantees for issuance of debentures		5,040		5,040
Acceptances and guarantees for mortgage		51,053		94,861
Overseas debt guarantees		428,109		509,157
International financing guarantees in foreign currencies		132,114		181,241
Others		50,950		—

		667,266		790,299

		6,481,423		8,644,782

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		3,551,767		3,042,911
Refund guarantees		833,765		1,528,359

		4,385,532		4,571,270

	￦	10,866,955	￦	13,216,052

40.2 Credit qualities of acceptances and guarantees as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Confirmed acceptances and guarantees
Grade 1	￦	4,532,747	￦	838	￦	—	￦	4,533,585
Grade 2		1,594,714		32,567		—		1,627,281
Grade 3		105,691		46,174		—		151,865
Grade 4		7,722		149,785		214		157,721
Grade 5		—		774		10,197		10,971

		6,240,874		230,138		10,411		6,481,423

Unconfirmed acceptances and guarantees
Grade 1		3,083,636		3,391		—		3,087,027
Grade 2		998,204		39,224		—		1,037,428
Grade 3		12,039		34,797		—		46,836
Grade 4		11,925		195,794		—		207,719
Grade 5		—		138		6,384		6,522

		4,105,804		273,344		6,384		4,385,532

	￦	10,346,678	￦	503,482	￦	16,795	￦	10,866,955

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Confirmed acceptances and guarantees
Grade 1	￦	5,939,025	￦	1,140	￦	—	￦	5,940,165
Grade 2		1,882,080		10,474		—		1,892,554
Grade 3		494,924		18,649		—		513,573
Grade 4		63,689		215,382		442		279,513
Grade 5		—		4,130		14,847		18,977

		8,379,718		249,775		15,289		8,644,782

Unconfirmed acceptances and guarantees
Grade 1		3,232,325		844		—		3,233,169
Grade 2		1,040,908		36,879		—		1,077,787
Grade 3		4,685		13,308		—		17,993
Grade 4		1,265		236,687		5		237,957
Grade 5		—		199		4,165		4,364

		4,279,183		287,917		4,170		4,571,270

	￦	12,658,901	￦	537,692	￦	19,459	￦	13,216,052

40.3 Classifications of acceptances and guarantees by counterparty as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Large companies	￦	5,431,921	￦	3,377,150	￦	8,809,071	81.06
Small and medium-sized companies		820,327		657,073		1,477,400	13.60
Public sector and others		229,175		351,309		580,484	5.34

	￦	6,481,423	￦	4,385,532	￦	10,866,955	100.00

	December 31, 2022
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
		(In millions of Korean won)
Large companies	￦	7,530,546	￦	3,810,565	￦	11,341,111	85.81
Small and medium-sized companies		718,722		496,709		1,215,431	9.20
Public sector and others		395,514		263,996		659,510	4.99

	￦	8,644,782	￦	4,571,270	￦	13,216,052	100.00

40.4 Classifications of acceptances and guarantees by industry as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	385,761	￦	10,114	￦	395,875	3.64
Manufacturing		2,742,224		2,979,232		5,721,456	52.65
Service		676,440		38,920		715,360	6.58
Wholesale and retail		1,603,085		999,416		2,602,501	23.95
Construction		317,946		38,260		356,206	3.28
Public sector		28,257		99,841		128,098	1.18
Others		727,710		219,749		947,459	8.72

	￦	6,481,423	￦	4,385,532	￦	10,866,955	100.00

	December 31, 2022
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
	(In millions of Korean won)
Financial institutions	￦	462,657	￦	2,012	￦	464,669	3.52
Manufacturing		3,851,832		3,589,948		7,441,780	56.31
Service		751,846		31,465		783,311	5.93
Wholesale and retail		2,181,469		658,875		2,840,344	21.49
Construction		420,937		47,465		468,402	3.54
Public sector		32,635		81,607		114,242	0.86
Others		943,406		159,898		1,103,304	8.35

	￦	8,644,782	￦	4,571,270	￦	13,216,052	100.00

40.5 Details of commitments as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Commitments
Corporate loan commitments	￦	45,767,502	￦	51,743,718
Retail loan commitments		47,080,416		51,241,471
Credit line of credit cards		70,534,719		77,825,953
Purchase of other securities		6,835,506		7,357,198

		170,218,143		188,168,340

Financial guarantee contracts
Credit line		5,729,798		7,135,542
Purchase of securities		495,400		371,201

		6,225,198		7,506,743

	￦	176,443,341	￦	195,675,083

40.6 Other Matters (including litigation)
a) The Group has 292 pending lawsuits as a plaintiff (excluding simple lawsuits related to the collection or management of loans), with aggregate claims amount of ￦1,442,572 million, and 280 pending lawsuits as a defendant (excluding simple lawsuits related to the collection or management of loans) with aggregate claims amount of ￦977,848 million, which arose in the normal course of the business, as of December 31, 2022. Details of major pending lawsuits in which the Group is a defendant are as follows:
(In number of cases, in millions of Korean won)

Company	Lawsuits	No. of cases	Amount		Description of the lawsuits	Status of the lawsuits
Kookmin Bank	Request for a return of redemption amount	1	￦	53,239
Kookmin Bank invested the assets entrusted by OO Asset Management and OO Investment Trust Management in the Fairfield Sentry Limited, and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses).
Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.
						Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is in progress at the New York Southern District Federal Bankruptcy Court (10-3777) at the written complaint review stage]

Company	Lawsuits	No. of cases	Amount	Description of the lawsuits	Status of the lawsuits
	Confirm the absence of debt	1	96,200	Galamat-Art LLP is a joint guarantor of the PF loan for the ‘Kazakhstan Almaty City Complex Development Project’ in which Kookmin Bank Co., Ltd. participated as a lender. OO Bank, the agent bank of the lending group, filed a provisional seizure and a lawsuit on the merits of the guarantee debt to the local court against Galamat-Art LLP. And Galamat-Art LLP filed a counterclaim against the lenders, including Kookmin Bank, to confirm the absence of debt denying the joint guarantee obligation.	Kookmin Bank won the case in the first and second trials, but the second trial is scheduled to be re-run as the registered shareholders of the Plaintiff filed an objection.
	Expropriation of long-term leasehold rights	1	316,825
Kookmin Bank invested assets entrusted by DAOL Asset Management Co., Ltd. in loans that are directly or indirectly collateralized by the building and land leasehold rights (hereinafter referred to as “the real estate in this case”) of Union Station in Washington, D.C., the United States.
The Plaintiff, who is the operator of the railway facility, filed this lawsuit against those concerned with the real estate in this case, including Kookmin Bank, to expropriate the real estate in this case and determine indemnity.
					Kookmin Bank submitted the response letter and will proceed with the process in the future.
KB Securities Co., Ltd.	Request for a return of transaction amount (Australian fund)	1	37,468
The plaintiffs OOOO Securities and OOOO Life Insurance filed lawsuits, claiming that the KB Securities Co., Ltd. provided false information on major matters in the product description while selling JB Australia NDIS Private Fund No.1 (on April 25, 2019, plaintiffs invested ￦50 billion each) (a) (Primary claim) requesting KB Securities Co., Ltd. to return unjust enrichment of ￦100 billion for cancelation of sales contracts of beneficiary certificates due to an error or termination of the contract due to default, (b) (Secondary claim) requesting for compensation for damages in investments amounting to ￦100 billion due to violation of the investor protection obligation and fraudulent transactions of KB Securities Co., Ltd. and OOO Asset Management.
The Plaintiff’s complaint price was changed to ￦37.47 billion due to the Plaintiff’s request to change the purpose and cause of the claim on October 11, 2022.
					First trial is in progress (the pleading resumption has been decided on February 6, 2023, and the 9th pleading is scheduled on April 11, 2023.).

b)

In June 2013, KB Kookmin Card Co., Ltd. had an accident in which cardholders’ personal information was stolen (hereinafter referred to as “accident”) due to illegal activities by employees of personal credit information company in charge of development of the system upgrading to prevent fraudulent use of credit card. As a result, KB Kookmin Card Co., Ltd. was notified by the Financial Services Commission of the suspension of some new business for 3 months as of February 16, 2014. In respect of the accident, the Group faces 1 and 2 legal claims filed as a defendant, with an aggregate claim amount of ￦108 million and ￦51 million as of December 31, 2021 and December 31, 2022, respectively. The Group takes out the personal information protection liability insurance as of December 31, 2022.
c) As of December 31, 2022, KB KOLAO Leasing Co., Ltd. is selling LVMC Holdings (formerly Kolao Holdings) allied receivables that are overdue by three months or more to Lanexang Leasing Co., Ltd. in accordance with the agreement.
d) As of December 31, 2022, KB Capital Co., Ltd. and PT Sunindo Primasura are required to hold the shares of PT Sunindo Kookmin Best Finance for five years after May 18, 2020, when the purchase of shares was completed. If one party is going to sell all or part of the shares, provide them as collateral, trade or dispose of them, it should give the opportunity to exercise preemption to the other party by providing written proposal including transfer price, payment method, and others.
e) KB Securities Co., Ltd., as an investment broker, managed the sale of private equity funds and trusts amounting to ￦326,500 million, which lends to corporations (borrowers) that invest in apartment rental businesses for the disabled in Australia, to individuals and institutional investors. However, management of the fund has been suspended due to the breach of contract by local borrowers in Australia; therefore there is a possibility of losses of principal to these funds subscribers. In this regard, there are three lawsuits in which the Group is a defendant as of December 31, 2022. One of the cases was ruled, on February 7, 2023, ordering the payment of ￦29.8 billion in principal and delayed interest on it; however, the judgment may be changed at the higher court. And the other two cases are still in the first trial. KB Securities Co., Ltd. determined the results of the first trial on February 7, 2023 as an event after the reporting period requiring adjustment, and additionally reflected to the litigation provision in the financial statements as of December 31, 2022. Meanwhile, KB Securities Co., Ltd. filed a requisite for reimbursement lawsuit against JB Asset Management, a fund management company, in this regard, and is currently in the first trial.
f) In relation to Lime Asset Management, KB Securities Co., Ltd. has a PIS (Portfolio Index Swap) contract, as of December 31, 2022, associated with ‘Lime Thetis Qualified Investor Private Investment Trust No.2’ and ‘Lime Pluto FI Qualified Investor Private Investment Trust No.D-1’ whose redemption were suspended during the fourth quarter of 2019. The notional amount of the underlying assets of the PIS contract is ￦163,100 million. Meanwhile, the Group sold ￦68,100 million of feeder funds of aforementioned redemption-suspended funds. On October 20, 2020, Lime Asset Management’s license as a fund manager was revoked by the Financial Supervisory Service’s sanctions review committee, and most of its redemption-suspended funds and normal funds have been transferred to Wellbridge Asset Management (the bridge management company) to continue to collect and distribute investments. It is difficult to predict whether and when the aforementioned redemption-suspended funds will be redeemed. In this regard, KB Securities Co., Ltd. faces four claims filed as a defendant as of December 31, 2022. The Group has accounted for the estimated loss due to the possibility of additional lawsuits in the future as a provision for litigations.